Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of right-of-use assets

Leased properties
As at December 31, 2024
Carrying amount	$1,463,566
As at December 31, 2025
Carrying amount	$2,875,107
For the year ended December 31, 2024
Depreciation charge	$2,489,615
Gain on early termination of lease	(104,493)
For the year ended December 31, 2025
Depreciation charge	$1,215,689

	2025	2024
Total cash outflow for leases	$1,329,298	$2,541,362
Additions to right-of-use assets	2,557,828	1,114,252